Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation of Statutory U.S. Federal Income Tax Rate to Effective Tax Rate

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2012	2013
U.S. federal statutory income tax rate	34.0%	34.0%
State taxes, net of federal benefit	6.6%	6.6%
Permanent items	(19.5)%	(18.0)%
R&D credit	1.1%	0.7%
Change in valuation allowance	(22.2)%	(23.3)%

Effective income tax rate	—%	—%

Schedule of Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows:

	December 31,
	2012	2013
Net operating loss carryforwards	$3,459,513	$3,697,105
Credits	346,552	359,980
Other temporary differences	1,642,940	1,847,770

Gross deferred tax asset	5,449,005	5,904,855
Deferred tax assets valuation allowance	(5,449,005)	(5,904,855)
	$—	$—

Summary of Federal Net Operating Losses and Tax Credits Carryforwards

The following table summarizes carryforwards of Federal net operating losses and tax credits as of December 31, 2013:

	Amount	Expiration
Federal net operating losses	$9,106,169	2028 – 2033
Research and development credits	$359,980	2028 – 2033